Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17d)	$ 60,507	$ 75,710	$ 94,907	$ 157,390
Derivative assets (note 12)	2,973	4,226
Advances to equity-accounted for investments	9,930	9,930
Long-term debt, including current portion	(741,992)	(963,247)
Obligations related to capital leases, including current portion	(375,289)	(148,908)
Reported Value Measurement | Equity accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted for investments	9,930	9,930
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(735,406)	(952,302)
Obligations related to capital leases, including current portion	(375,289)	(148,908)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17d)	60,507	75,710
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	5,878	5,242
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(57)	0
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(723,031)	(946,105)
Obligations related to capital leases, including current portion	(377,652)	(147,401)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17d)	60,507	75,710
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	5,878	5,242
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	$ (57)	$ 0